SHAREOWNER'S EQUITY (Details) - PLC - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SHAREOWNER'S EQUITY
Number of shares of non-voting preferred stock owned in the subsidiary, PL&A (in shares)	2,000
Amount of PL&A statutory earnings in immediately the preceding fiscal year, which must be exceeded for preferred stock to pay noncumulative participating dividends	$ 1
Dividends received by PLC on preferred stock holdings in PL & A	$ 0	$ 0	$ 0